Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying amount and fair value of the investment securities
	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295
Total	845,888,854	1,158,441	847,047,295

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2020:
Asset management products	20,000,000	28,205	20,028,205
Wealth management products	398,080,000	28,568	398,108,568
Total	418,080,000	56,773	418,136,773